Exist And Restructuring-Related Costs (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Beginning Balance	$ 107	$ 117
Charges Incurred	47	51
Cash Payments	(81)	(76)
Non-cash Settlements and Accretion	8	12
Currency and Other Adjustments	2	3
Ending Balance	83	107
Termination benefits
Restructuring Cost and Reserve [Line Items]
Beginning Balance	12	4
Charges Incurred	26	25
Cash Payments	(33)	(17)
Currency and Other Adjustments	1
Ending Balance	6	12
Lease, contract obligations and, other costs
Restructuring Cost and Reserve [Line Items]
Beginning Balance	95	113
Charges Incurred	21	26
Cash Payments	(48)	(59)
Non-cash Settlements and Accretion	8	12
Currency and Other Adjustments	1	3
Ending Balance	$ 77	$ 95